Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2013	Mar. 21, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	SOLIGENIX, INC.
Entity Central Index Key	0000812796
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Type	POS AM
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY
Entity Well-Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		19,852,260
Entity Public Float		$ 29,245,400